EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Equity [Abstract]
EQUITY

NOTE 11 – EQUITY

Common stock

As stated in NOTE 6 –ACQUISITIONS, on February 20, 2023, as a result of acquisition of National Holdings Investment Ltd, 10,000,000 shares of a common stock were transferred from Alpine Auto Brokers, LLC to Jiayue Yang.

The Company has authorized 1,000,000,000 shares of $0.001 par value, common stock. As of March 31, 2023, December 31, 2022 and December 31, 2021 there were 455,500,000 and 445,500,000 and 44,550,000 shares of Common Stock issued and outstanding.

Preferred stock

The Company has 10,000,000 shares of $0.001 par value of Series A Preferred Stock. As of March 31, 2023, December 31, 2022 and December 31, 2021, there were zero and zero and 10,000,000 shares of Series A Preferred Stock issued and outstanding, respectively.

As described in NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS on February 9, 2022, as a result of a private transactions, 10,000,000 shares of Series A Preferred Stock were transferred from Custodian Ventures, LLC to MetaVerse Investment Group (the “Purchaser”). These preferred shares were convertible into 90% of the common stock of the Company. On February 18, 2022, the Purchaser converted 10,000,000 shares of the Series A Preferred Stock to 400,950,000 shares of common stock

The of Series A Preferred Stock have the following attributes:

Dividend Provisions

Subject to the rights of any existing series of Preferred Stock or to the rights of any series of Preferred Stock which may from time to time hereafter come into existence, the holders of shares of Series A Preferred Stock shall be entitled to receive dividends, out of any assets legally available therefor, upon any payment of any dividend (payable other than in Common Stock or other securities and rights convertible into or entitling the holder thereof to receive, directly or indirectly, additional shares of Common Stock of the Corporation) on the Common Stock of the Corporation, as and if declared by the Board of Directors, as if the Series A Preferred Stock had been converted into Common Stock.

Liquidation Preference

In the event of any liquidation, dissolution, or winding up of the Corporation, either voluntary or involuntary, the holders of the Series A Preferred Stock shall be entitled to receive, prior and in preference to any distribution of any of the assets of the Corporation to the holders of Common Stock, or any other series or class of common stock of the Corporation, whether now in existence or hereafter created by amendment to the articles of incorporation of the Corporation or by a certificate of designation, by reason of their ownership thereof, and senior, prior, and in preference to any other series or class of preferred stock of the Corporation, whether now in existence or hereafter created by amendment to the articles of incorporation of the Corporation or by a certificate of designation, an amount per share equal to the price per share actually paid to the Corporation upon the initial issuance of the Series A Preferred Stock (each, the “the Original Issue Price”) for each share of Series A Preferred Stock then held by them, plus declared but unpaid dividends. Unless the Corporation can establish a different Original Issue Price in connection with a particular sale of Series A Preferred Stock, the Original issue price shall be $0.001 per share for the Series A Preferred Stock. If, upon the occurrence of any liquidation, dissolution or winding up of the Corporation, the assets and funds thus distributed among the holders of the Series A Preferred Stock shall be insufficient to permit the payment to such holders of the full aforesaid preferential amounts, then, the entire assets and funds of the corporation legally available for distribution shall be distributed first to the Series A Preferred Stock, and then ratably among the holders of the each other series of Preferred Stock in proportion to the preferential amount each such holder is otherwise entitled to receive.

Redemption

The Series A Preferred Stock shares are non-redeemable other than upon the mutual agreement of the Corporation and the holder of shares to be redeemed, and even in such case only to the extent permitted by this Certificate of Designation, the Corporation’s Articles of Incorporation and applicable law.

Right to Convert

The holder of issued and outstanding shares of Series A Preferred Stock shall be entitled to convert the Series A Preferred Stock, at the option of the holder(s) thereof, at any time after the date of issuance of such shares, at the office of the Corporation or any transfer agent for such stock, into such number of fully paid and nonassessable shares of Common Stock that are equal to ninety percent (90%), post conversion, of the total number of issued and outstanding shares of Common Stock of the Corporation, as if all i) Series A Preferred Stock, ii) other issued and outstanding classes or series of common or preferred stock of the Corporation convertible into Common Stock of the Corporation, and iii) outstanding warrants, notes, indentures and/or other instruments, obligations or securities convertible into Common Stock of the Corporation are converted (the “Conversion Shares”), with the shares of Series A Preferred Stock so converted to be converted into the number of common shares equal to the Conversion Shares multiplied by the quotient of the number of the shares of Series A Preferred Stock converted by a holder divided by the number of all Series A Preferred Stock issued and outstanding.

On November 16, 2021, the Company issued these 10,000,000 Series A shares to Custodian Ventures to settle a judgement due of $7,457 due to Custodian Ventures, to pay off $50,734 in debt owed by the Company to Custodian Ventures and for services provided by David Lazar, the managing director of Custodian Ventures. The Series A shares which are convertible into 90% of the common shares outstanding of the Company, were valued at $300,000, and recorded as stock based compensation on the Company’s Statements of Operations for the year ended December 31, 2021. The fair market value of $300,000 for these preferred shares was based upon a comparison of recent selling prices of shell companies with attributes similar to the Company.

NOTE 4 – EQUITY

Common stock

The Company has authorized 1,000,000,000 shares of $0.001 par value, common stock. As of December 31, 2022 and December 31, 2021 there were 445,500,000 and 44,550,000 shares of Common Stock issued and outstanding.

Preferred stock

The Company has 10,000,000 shares of $0.001 par value of Series A Preferred Stock. As of December 31, 2022, and December 31, 2021, there were zero and 10,000,000 shares of Series A Preferred Stock issued and outstanding, respectively.

As described in NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS on February 9, 2022, as a result of a private transactions, 10,000,000 shares of Series A Preferred Stock were transferred from Custodian Ventures, LLC to MetaVerse Investment Group (the “Purchaser”). These preferred shares were convertible into 90% of the common stock of the Company. On February 18, 2022, the Purchaser converted 10,000,000 shares of the Series A Preferred Stock to 400,950,000 shares of common stock

The of Series A Preferred Stock have the following attributes:

Dividend Provisions

Subject to the rights of any existing series of Preferred Stock or to the rights of any series of Preferred Stock which may from time to time hereafter come into existence, the holders of shares of Series A Preferred Stock shall be entitled to receive dividends, out of any assets legally available therefor, upon any payment of any dividend (payable other than in Common Stock or other securities and rights convertible into or entitling the holder thereof to receive, directly or indirectly, additional shares of Common Stock of the Corporation) on the Common Stock of the Corporation, as and if declared by the Board of Directors, as if the Series A Preferred Stock had been converted into Common Stock.

Liquidation Preference

In the event of any liquidation, dissolution, or winding up of the Corporation, either voluntary or involuntary, the holders of the Series A Preferred Stock shall be entitled to receive, prior and in preference to any distribution of any of the assets of the Corporation to the holders of Common Stock, or any other series or class of common stock of the Corporation, whether now in existence or hereafter created by amendment to the articles of incorporation of the Corporation or by a certificate of designation, by reason of their ownership thereof, and senior, prior, and in preference to any other series or class of preferred stock of the Corporation, whether now in existence or hereafter created by amendment to the articles of incorporation of the Corporation or by a certificate of designation, an amount per share equal to the price per share actually paid to the Corporation upon the initial issuance of the Series A Preferred Stock (each, the “the Original Issue Price”) for each share of Series A Preferred Stock then held by them, plus declared but unpaid dividends. Unless the Corporation can establish a different Original Issue Price in connection with a particular sale of Series A Preferred Stock, the Original issue price shall be $0.001 per share for the Series A Preferred Stock. If, upon the occurrence of any liquidation, dissolution or winding up of the Corporation, the assets and funds thus distributed among the holders of the Series A Preferred Stock shall be insufficient to permit the payment to such holders of the full aforesaid preferential amounts, then, the entire assets and funds of the corporation legally available for distribution shall be distributed first to the Series A Preferred Stock, and then ratably among the holders of the each other series of Preferred Stock in proportion to the preferential amount each such holder is otherwise entitled to receive.

Redemption

The Series A Preferred Stock shares are non-redeemable other than upon the mutual agreement of the Corporation and the holder of shares to be redeemed, and even in such case only to the extent permitted by this Certificate of Designation, the Corporation’s Articles of Incorporation and applicable law.

Right to Convert

The holder of issued and outstanding shares of Series A Preferred Stock shall be entitled to convert the Series A Preferred Stock, at the option of the holder(s) thereof, at any time after the date of issuance of such shares, at the office of the Corporation or any transfer agent for such stock, into such number of fully paid and nonassessable shares of Common Stock that are equal to ninety percent (90%), post conversion, of the total number of issued and outstanding shares of Common Stock of the Corporation, as if all i) Series A Preferred Stock, ii) other issued and outstanding classes or series of common or preferred stock of the Corporation convertible into Common Stock of the Corporation, and iii) outstanding warrants, notes, indentures and/or other instruments, obligations or securities convertible into Common Stock of the Corporation are converted (the “Conversion Shares”), with the shares of Series A Preferred Stock so converted to be converted into the number of common shares equal to the Conversion Shares multiplied by the quotient of the number of the shares of Series A Preferred Stock converted by a holder divided by the number of all Series A Preferred Stock issued and outstanding.

On November 16, 2021, the Company issued these 10,000,000 Series A shares to Custodian Ventures to settle a judgement due of $7,457 due to Custodian Ventures, to pay off $50,734 in debt owed by the Company to Custodian Ventures and for services provided by David Lazar, the managing director of Custodian Ventures. The Series A shares which are convertible into 90% of the common shares outstanding of the Company, were valued at $300,000, and recorded as stock based compensation on the Company’s Statements of Operations for the year ended December 31, 2021. The fair market value of $300,000 for these preferred shares was based upon a comparison of recent selling prices of shell companies with attributes similar to the Company.